UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund:    BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 144.4%

Corporate — 18.4%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	$4,350	$4,692,519
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,083,840
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	1,000	1,055,450
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,475,980
5.00%, 12/01/37	2,500	3,045,700

		12,353,489
County/City/Special District/School District — 29.8%
City of Tucson Arizona, COP, (AGC), 5.00%, 07/01/19(a)	1,000	1,063,250
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 7/01/29	480	577,507
5.50%, 7/01/30	400	480,776
County of Maricopa Arizona Unified School District No. 11 Peoria, GO, 5.00%, 07/01/35	1,250	1,425,500
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 07/01/28	1,000	1,032,580
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 07/01/26	1,000	1,063,250
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 07/01/27	2,000	2,142,260
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 08/01/18(a)	1,155	1,190,817
Marana Municipal Property Corp., RB, Series A, 5.00%, 07/01/18(a)	2,500	2,564,950

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (continued)
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 07/01/38	$3,600	$3,935,664
Town of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,471,320

		19,947,874
Education — 36.0%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 06/01/30	2,595	2,911,123
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.13%, 07/01/37(b)	500	526,220
Arizona State University, RB, Series C(a):
6.00%, 7/01/18	970	1,001,603
6.00%, 7/01/18	350	361,403
6.00%, 7/01/18	425	438,846
6.00%, 7/01/18	400	413,032
Arizona State University, Refunding RB, 5.00%, 06/01/39	2,050	2,379,968
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	566,710
Great Hearts Academies — Veritas Projects, 6.30%, 7/01/21(a)	500	587,585
Great Hearts Academies Projects, Series A, 5.00%, 7/01/44	2,000	2,118,280
Legacy Traditional Schools Projects, Series A, 6.75%, 7/01/44(b)	440	492,391
Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46(b)	500	519,200
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 7/01/45(b)	1,000	1,031,390
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46(b)	1,500	1,546,110
Great Hearts Academies Projects, 5.00%, 7/01/46	500	528,390
Legacy Traditional School Projects, 5.00%, 7/01/45(b)	500	497,795
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 07/01/47	1,000	1,052,440

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (continued)
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 07/01/47(b)	$1,000	$1,032,590
McAllister Academic Village LLC, Refunding RB, Arizona State University, 5.00%, 07/01/39	500	576,600
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 08/01/38	3,000	3,388,800
Student & Academic Services LLC, RB, 5.00%, 06/01/39	1,400	1,585,696
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	500	535,035

		24,091,207
Health — 19.8%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 03/01/41	500	533,885
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/18(a)	1,500	1,510,995
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,063,540
Scottsdale Lincoln Hospitals Project, Series A, 5.00%, 12/01/42	1,750	1,956,692
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	534,185
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 07/01/39	170	180,897
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
5.00%, 1/01/38	1,320	1,529,233
4.00%, 1/01/41	3,000	3,109,050
County of Yavapai Arizona IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,119,150
University Medical Center Corp., RB, 6.50%, 07/01/19(a)	500	543,080

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (continued)
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21 (a)	$1,000	$1,162,540

		13,243,247
Housing — 0.0%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae) Series A-2, 5.80%, 07/01/40	30	30,900

State — 13.9%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 07/01/18(a)	4,000	4,105,280
Arizona School Facilities Board, COP(a):
5.13%, 9/01/18	1,000	1,033,340
5.75%, 9/01/18	2,000	2,076,980
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 07/01/29	1,930	2,080,135

		9,295,735
Transportation — 4.3%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 07/01/18(a)	1,000	1,025,440
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,087,750
Senior Lien, AMT, 5.00%, 7/01/32	700	783,230

		2,896,420
Utilities — 22.2%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, 5.00%, 07/01/40	3,500	3,952,935
City of Mesa Arizona Utility System Revenue, RB, Utility System, 3.25%, 07/01/40	1,000	982,620
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 07/01/22	2,000	2,060,320

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2017	2

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Utilities (continued)
City of Phoenix Civic Improvement Corp., RB, Series B, 5.50%, 07/01/41	$100	$133,162
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18(a)	2,000	2,105,400
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 07/01/21(a)	2,500	2,849,275
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 06/01/26	500	507,670
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,316,360

		14,907,742

Total Municipal Bonds in Arizona		96,766,614

Puerto Rico — 2.7%

Tobacco — 2.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,845	1,807,657

Total Municipal Bonds — 147.1%		98,574,271

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Arizona — 9.8%
Utilities — 9.8%
City of Mesa Arizona, RB, Utility System, 5.00%, 07/01/35	3,000	3,354,990

Municipal Bonds	Par (000)	Value
Arizona (continued)
Utilities (continued)
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	$3,000	$3,189,555

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.8%		6,544,545

Total Long-Term Investments (Cost — $99,003,544) — 156.9%		105,118,816

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(d)(e)	749,262	749,487

Total Short-Term Securities (Cost — $749,406) — 1.1%		749,487

Total Investments (Cost — $99,752,950) — 158.0%		105,868,303
Other Assets Less Liabilities — 1.9%		1,279,331
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(3,006,548)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (55.4)%		(37,147,207)

Net Assets Applicable to Common Shares — 100.0%		$66,993,879

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2017	3

Schedule of Investments (Unaudited) October 31, 2017	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	969,095	(219,833)	749,262	$749,487	$1,323	$48	$(91)

(a)	Includes net capital gain distributions.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation
Short Contracts
5-Year U.S. Treasury Note	(9)	December 2017	$1,055	$9,122
10-Year U.S. Treasury Note	(14)	December 2017	1,749	24,170
Long U.S. Treasury Bond	(11)	December 2017	1,677	29,613
Ultra Long U.S. Treasury Bond	(3)	December 2017	494	10,276

Total				$73,181

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2017	4

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investment(a)	—	$105,118,816	—	$105,118,816
Short Term Investment	$749,487	—	—	749,487

Total	$749,487	$105,118,816	—	$105,868,303

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$73,181	—	—	$73,181

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(3,000,000)	—	$(3,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

Total	—	$(40,300,000)	—	$(40,300,000)

During the period ended October 31, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2017	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2017